Fair Value Measurements - Schedule of Changes in Liability for Unobservable Inputs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Warrants and Rights Subject to Mandatory Redemption [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Beginning balance	$ 6,094	$ 1,700
Issuance of warrants	3,633	3,999
Changes in estimated fair value	85,623	395
Exercised warrants	(8)
Ending balance	95,342	6,094
Embedded Derivative Financial Instruments [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Beginning balance	786
Issuance of warrants	382	2,673
Changes in estimated fair value	$ (1,168)	(1,887)
Ending balance		$ 786